Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Cash generated from operating activities	¥ 14,271,030	¥ 4,155,000	¥ 15,473,652
Income tax paid	(1,797,981)	(2,338,229)	(2,753,240)
Net cash generated from operating activities	12,473,049	1,816,771	12,720,412
Cash flows from investing activities
Proceeds from sale of investment assets	66,530,478	63,241,901	67,272,800
Proceeds from sale of property and equipment	199	9,664	8,464
Net cash used in acquisition of subsidiaries	(3,250)	(697,426)	0
Interest received on investment assets	1,200,808	852,631	825,725
Payment for acquisition of investment assets	(84,159,027)	(60,664,549)	(71,550,315)
Payment for property and equipment and other long-term assets	(36,699)	(72,565)	(51,279)
Net cash inflow/(outflow) from disposal of subsidiaries	466	(641)	25,075
Net cash generated from/(used in) investing activities	(16,467,025)	2,669,015	(3,469,530)
Cash flows from financing activities
Proceeds from exercise of share-based payment	129	2,172	252
Proceeds from borrowings	14,009,400	9,041,818	14,618,467
Repayment of borrowings	(9,957,559)	(14,226,298)	(17,920,237)
Payment for early redemption and extension of convertible promissory notes payable	0	0	(3,642,931)
Repayment of optionally convertible promissory notes payable	0	0	(8,342,096)
Repayment of bonds payable	0	0	(2,163,195)
Payment for lease liabilities	(206,364)	(289,615)	(486,942)
Payment for interest expenses	(528,166)	(677,316)	(1,531,239)
Payment for dividend declared	0	(5,132,615)	(1,435,461)
Payment for acquisition of non-controlling interests of subsidiary	0	0	(199,200)
Refund of cash reserved for repurchase of ordinary shares	0	0	854,624
Net cash used in financing activities	3,317,440	(11,281,854)	(20,247,958)
Effect of exchange rate changes on cash and cash equivalents	(32,826)	17,278	(20,353)
Net increase/(decrease) in cash and cash equivalents	(709,362)	(6,778,790)	(11,017,429)
Add: Cash and cash equivalents at the beginning of the year	11,798,435	18,577,225	29,594,654
Cash and cash equivalents at the end of the year	¥ 11,089,073	¥ 11,798,435	¥ 18,577,225